Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Allowance for credit loss	$ 3	$ 3	$ 0
Inventory write-off	126	73	$ 45
Deferred revenue	$ 255	$ 334
Severance monthly salary	8.33%
Percentage of tax benefit	50.00%